Benefit Obligations (Schedule of Impact of One-Percentage-Point Change in Assumed Health Care Cost Trend) (Details) (United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
Dec. 31, 2012
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Postretirement obligations, impact of 1% decrease	$ 5
Postretirement obligations, impact of 1% increase	6
Service and interest cost, impact of 1% decrease	0
Service and interest cost, impact of 1% increase	$ 0